Blueprint Chesapeake Multi Asset Trend ETF
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 38.8%	Shares	Value
Aerospace & Defense - 1.7%
Bombardier, Inc. - Class B (a)	1,752	$98,577
Embraer SA - ADR (a)	18,857	871,194
Kratos Defense & Security Solutions, Inc. (a)	19,171	569,187
Leonardo DRS, Inc.	9,460	311,045
Moog, Inc. - Class A (b)	1,058	183,404
		2,033,407

Agriculture - 0.4%
Vital Farms, Inc. (a)	14,479	441,175

Auto Manufacturers - 0.1%
Li Auto, Inc. - ADR (a)	6,843	172,444

Auto Parts & Equipment - 0.2%
Phinia, Inc.	5,160	218,939

Biotechnology - 1.0%
BioNTech SE - ADR (a)	2,381	216,814
Corteva, Inc.	14,440	908,709
		1,125,523

Building Materials - 2.6%
Armstrong World Industries, Inc.	3,890	548,023
Griffon Corp.	5,932	424,138
Knife River Corp. (a)	5,741	517,896
Louisiana-Pacific Corp.	4,095	376,658
Mohawk Industries, Inc. (a)	1,445	164,990
ROCKWOOL AS - Class B	925	380,355
Tecnoglass, Inc.	5,953	425,937
West Fraser Timber Co. Ltd.	2,883	221,818
		3,059,815

Chemicals - 2.3%
Air Liquide SA	5,662	1,071,177
Air Products and Chemicals, Inc.	2,087	615,498
Balchem Corp.	2,237	371,342
CF Industries Holdings, Inc.	3,299	257,817
Ingevity Corp. (a)	1,530	60,573
Nutrien Ltd.	5,136	255,105
		2,631,512

Commercial Services - 0.4%
Shift4 Payments, Inc. - Class A (a)	5,662	462,642

Computers - 0.3%
Infosys Ltd. - ADR	4,960	90,520
Lumentum Holdings, Inc. (a)	4,678	291,627
		382,147

Distribution & Wholesale - 0.2%
Core & Main, Inc. - Class A (a)	3,970	191,791

Diversified Financial Services - 0.3%
Bakkt Holdings, Inc. (a)	860	7,456
Coinbase Global, Inc. - Class A (a)	1,708	294,169
		301,625

Electric - 0.1%
Ormat Technologies, Inc.	1,503	106,367

Electrical Components & Equipment - 0.9%
Belden, Inc.	3,673	368,218
Energizer Holdings, Inc.	18,821	563,125
EnerSys	795	72,806
		1,004,149

Electronics - 1.6%
Atmus Filtration Technologies, Inc.	13,274	487,554
Badger Meter, Inc.	1,047	199,192
Brady Corp. - Class A	6,408	452,661
Coherent Corp. (a)	3,022	196,249
Keysight Technologies, Inc. (a)	3,060	458,296
NEXTracker, Inc. - Class A (a)	1,115	46,986
		1,840,938

Engineering & Construction - 0.6%
Granite Construction, Inc.	4,015	302,731
MasTec, Inc. (a)	3,526	411,519
		714,250

Entertainment - 1.0%
TKO Group Holdings, Inc. - Class A	7,334	1,120,709

Environmental Control - 0.1%
PureCycle Technologies, Inc. (a)	20,050	138,746

Food - 2.9%
Cal-Maine Foods, Inc.	6,974	633,937
Ingredion, Inc.	4,140	559,769
McCormick & Co., Inc.	10,075	829,273
Mowi ASA	24,800	458,115
Pilgrim's Pride Corp. (a)	15,933	868,508
		3,349,602

Hand & Machine Tools - 0.6%
Enerpac Tool Group Corp.	10,827	485,699
Franklin Electric Co., Inc.	2,906	272,816
		758,515

Healthcare - Products - 0.3%
Insulet Corp. (a)	1,458	382,885

Investment Companies - 0.4%
Bitdeer Technologies Group - Class A (a)	12,092	106,772
Galaxy Digital Holdings Ltd. (a)	19,840	209,118
Hut 8 Corp. (a)	8,532	99,142
Riot Platforms, Inc. (a)	3,087	21,979
		437,011

Iron & Steel - 1.1%
Carpenter Technology Corp.	5,424	982,721
United States Steel Corp.	8,074	341,207
		1,323,928

Machinery - Construction & Mining - 0.8%
Bloom Energy Corp. - Class A (a)	8,975	176,448
BWX Technologies, Inc. (b)	5,504	542,970
Oshkosh Corp.	1,864	175,365
		894,783

Machinery - Diversified - 1.7%
Chart Industries, Inc. (a)	1,999	288,576
CNH Industrial NV	42,133	517,393
Crane Co.	4,053	620,839
Flowserve Corp. (b)	11,443	558,876
		1,985,684

Media - 0.6%
Liberty Media Corp.-Liberty Formula One - Class C (a)	7,864	707,839

Metal Fabricate & Hardware - 2.8%
AZZ, Inc. (b)	14,916	1,247,127
RBC Bearings, Inc. (a)	1,920	617,798
Tenaris SA - ADR	18,361	718,099
Valmont Industries, Inc.	2,427	692,593
		3,275,617

Mining - 2.4%
Agnico Eagle Mines Ltd.	7,964	863,377
Alamos Gold, Inc. - Class A	18,460	493,620
Alcoa Corp.	7,093	216,337
Anglogold Ashanti PLC	14,567	540,727
Centrus Energy Corp. - Class A (a)	4,914	305,700
MP Materials Corp. (a)	15,510	378,599
		2,798,360

Miscellaneous Manufacturing - 1.1%
Axon Enterprise, Inc. (a)	1,560	820,482
ITT, Inc.	2,709	349,895
Trinity Industries, Inc.	3,720	104,383
		1,274,760

Oil & Gas - 0.9%
EQT Corp.	8,964	478,946
Hess Corp.	3,497	558,576
		1,037,522

Oil & Gas Services - 0.6%
Kodiak Gas Services, Inc.	18,600	693,780

Packaging & Containers - 1.5%
AptarGroup, Inc.	2,480	367,982
Berry Global Group, Inc.	9,243	645,254
Crown Holdings, Inc.	1,843	164,506
Graphic Packaging Holding Co.	5,376	139,561
Silgan Holdings, Inc.	8,829	451,339
		1,768,642

Pharmaceuticals - 1.0%
CVS Health Corp.	8,053	545,591
Grifols SA - ADR (a)	7,440	52,898
Jazz Pharmaceuticals PLC (a)	4,248	527,389
		1,125,878

Pipelines - 0.7%
Golar LNG Ltd.	21,786	827,650

Semiconductors - 0.4%
Canaan, Inc. - ADR (a)	27,620	24,245
Lattice Semiconductor Corp. (a)	2,550	133,747
Rambus, Inc. (a)	5,387	278,912
		436,904

Software - 2.2%
Clear Secure, Inc. - Class A	8,726	226,091
Cloudflare, Inc. - Class A (a)	2,927	329,843
DigitalOcean Holdings, Inc. (a)	9,444	315,335
IonQ, Inc. (a)	15,370	339,216
MicroStrategy, Inc. - Class A (a)	4,268	1,230,336
Unity Software, Inc. (a)	8,886	174,077
		2,614,898

Telecommunications - 0.2%
Applied Digital Corp. (a)	12,044	67,687
Iridium Communications, Inc.	6,375	174,165
		241,852

Toys/Games/Hobbies - 0.4%
Hasbro, Inc.	7,511	461,851

Transportation - 1.1%
CH Robinson Worldwide, Inc.	6,947	711,373
Danaos Corp.	5,151	401,932
ZIM Integrated Shipping Services Ltd.	14,835	216,443
		1,329,748

Trucking & Leasing - 0.8%
GATX Corp.	4,720	732,874
Greenbrier Cos., Inc.	4,918	251,900
		984,774

Water - 0.5%
American Water Works Co., Inc.	3,784	558,216
TOTAL COMMON STOCKS (Cost $38,325,564)		45,216,878

EXCHANGE TRADED FUNDS - 17.7%
Cambria Tactical Yield ETF	21,500	543,950
Invesco Senior Loan ETF (b)	57,424	1,188,677
iShares 0-5 Year High Yield Corporate Bond ETF (b)	30,733	1,306,767
iShares 0-5 Year TIPS Bond ETF (b)	27,324	2,827,214
iShares Bitcoin Trust ETF (a)	13,210	618,360
iShares J.P. Morgan USD Emerging Markets Bond ETF	9,026	817,665
iShares MBS ETF	8,774	822,826
iShares National Muni Bond ETF	3,280	345,843
iShares Preferred and Income Securities ETF	31,450	966,459
iShares Short-Term National Muni Bond ETF (b)	32,000	3,379,200
iShares TIPS Bond ETF (b)	15,242	1,693,234
SPDR Bloomberg Convertible Securities ETF	16,700	1,279,554
SPDR Bloomberg High Yield Bond ETF (b)	14,269	1,359,836
Vanguard Intermediate-Term Corporate Bond ETF	13,905	1,136,873
Vanguard Long-Term Corporate Bond ETF	1,565	118,799
Vanguard Short-Term Corporate Bond ETF (b)	28,730	2,267,946
TOTAL EXCHANGE TRADED FUNDS (Cost $19,961,824)		20,673,203

U.S. TREASURY SECURITIES - 2.6%	Par
United States Treasury Note/Bond, 4.25%, 05/31/2025	$3,000,000	3,000,154
TOTAL U.S. TREASURY SECURITIES (Cost $2,999,250)		3,000,154

REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.2%	Shares
Blackstone Mortgage Trust, Inc. - Class A	31,862	637,240
CoreCivic, Inc. (a)	18,491	375,182
GEO Group, Inc. (a)	19,840	579,526
PotlatchDeltic Corp.	14,791	667,370
Starwood Property Trust, Inc.	17,215	340,341
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $2,184,964)		2,599,659

SHORT-TERM INVESTMENTS - 25.6%
Money Market Funds - 6.0%
First American Government Obligations Fund - Class X, 4.27% (c)	6,970,989	6,970,989

U.S. Treasury Bills - 19.6%	Par
4.28%, 04/08/2025 (d)	$4,000,000	3,996,705
4.26%, 04/15/2025 (d)	3,000,000	2,995,050
4.25%, 05/06/2025 (d)	3,000,000	2,987,662
4.25%, 05/08/2025 (d)	3,000,000	2,986,935
4.28%, 05/27/2025 (d)	4,000,000	3,973,661
4.23%, 06/03/2025 (d)	3,000,000	2,978,003
4.24%, 06/05/2025 (d)	3,000,000	2,977,259
Total U.S. Treasury Bills		22,895,275
TOTAL SHORT-TERM INVESTMENTS (Cost $29,866,391)		29,866,264

TOTAL INVESTMENTS - 86.9% (Cost $93,337,993)		101,356,158
Other Assets in Excess of Liabilities - 13.1%		15,234,470
TOTAL NET ASSETS - 100.0%		$116,590,628
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
PLC - Public Limited Company
TIPS – Treasury Inflation-Protected Securities

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral for securities sold short. The total value of assets committed as collateral as of March 31, 2025 is $8,596,195.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(d)	The rate shown is the annualized effective yield as of March 31, 2025.

Blueprint Chesapeake Multi Asset Trend ETF
Consolidated Schedule of Securities Sold Short
March 31, 2025 (Unaudited)

COMMON STOCKS - (29.7)%	Shares	Value
Aerospace & Defense - (1.2)%
General Dynamics Corp.	(2,586)	$(704,892)
L3Harris Technologies, Inc.	(3,123)	(653,675)
		(1,358,567)

Agriculture - (0.3)%
Archer-Daniels-Midland Co.	(6,785)	(325,748)

Apparel - (0.1)%
Kering SA	(262)	(54,033)

Auto Manufacturers - (0.4)%
Bayerische Motoren Werke AG	(3,916)	(311,673)
Mercedes-Benz Group AG	(2,488)	(145,638)
		(457,311)

Banks - (0.2)%
Bank of Nova Scotia	(5,552)	(263,331)

Beverages - (3.1)%
Anheuser-Busch InBev SA - ADR	(11,090)	(682,701)
Brown-Forman Corp. - Class B	(11,017)	(373,917)
Constellation Brands, Inc. - Class A	(3,986)	(731,511)
Diageo PLC	(11,552)	(300,378)
Fomento Economico Mexicano SAB de CV - ADR	(5,942)	(579,820)
PepsiCo, Inc.	(5,962)	(893,942)
		(3,562,269)

Biotechnology - (0.7)%
Biogen, Inc.	(2,671)	(365,500)
Regeneron Pharmaceuticals, Inc.	(794)	(503,578)
		(869,078)

Chemicals - (1.6)%
Dow, Inc.	(15,048)	(525,476)
LyondellBasell Industries NV - Class A	(9,442)	(664,717)
PPG Industries, Inc.	(5,931)	(648,555)
		(1,838,748)

Cosmetics & Personal Care - (0.5)%
L'Oreal SA	(1,652)	(611,815)

Distribution & Wholesale - (0.2)%
WW Grainger, Inc.	(189)	(186,700)

Diversified Financial Services - (0.5)%
T Rowe Price Group, Inc.	(6,688)	(614,426)

Food - (3.3)%
Conagra Brands, Inc.	(29,424)	(784,738)
General Mills, Inc.	(12,589)	(752,697)
Hershey Co.	(3,036)	(519,247)
Kraft Heinz Co.	(20,256)	(616,390)
Mondelez International, Inc. - Class A	(10,965)	(743,975)
Nestle SA	(2,680)	(270,620)
Sysco Corp.	(2,598)	(194,954)
		(3,882,621)

Healthcare - Products - (2.3)%
Danaher Corp.	(3,074)	(630,170)
IDEXX Laboratories, Inc.	(1,563)	(656,382)
Thermo Fisher Scientific, Inc.	(1,575)	(783,720)
Zimmer Biomet Holdings, Inc.	(5,029)	(569,182)
		(2,639,454)

Healthcare - Services - (1.0)%
Elevance Health, Inc.	(1,418)	(616,773)
IQVIA Holdings, Inc.	(3,218)	(567,334)
		(1,184,107)

Insurance - (0.1)%
Prudential Financial, Inc.	(1,426)	(159,256)

Iron & Steel - (0.2)%
Nucor Corp.	(2,199)	(264,628)

Machinery - Diversified - (0.3)%
Xylem, Inc.	(2,526)	(301,756)

Media - (0.1)%
Comcast Corp. - Class A	(4,570)	(168,633)

Mining - (1.1)%
BHP Group Ltd. - ADR	(13,791)	(669,415)
Rio Tinto PLC - ADR	(10,471)	(629,098)
		(1,298,513)

Oil & Gas - (2.9)%
BP PLC - ADR	(11,625)	(392,809)
ConocoPhillips	(6,031)	(633,376)
Devon Energy Corp.	(15,199)	(568,442)
Equinor ASA - ADR	(6,231)	(164,810)
Exxon Mobil Corp.	(3,645)	(433,500)
Occidental Petroleum Corp.	(11,917)	(588,223)
TotalEnergies SE - ADR	(9,130)	(590,620)
		(3,371,780)

Oil & Gas Services - (1.1)%
Halliburton Co.	(18,907)	(479,670)
Schlumberger NV	(18,322)	(765,860)
		(1,245,530)

Pharmaceuticals - (1.4)%
Merck & Co., Inc.	(7,368)	(661,351)
Novo Nordisk AS - ADR	(4,984)	(346,089)
Pfizer, Inc.	(10,003)	(253,476)
Zoetis, Inc.	(2,375)	(391,044)
		(1,651,960)

Real Estate - (0.1)%
CoStar Group, Inc.	(2,013)	(159,490)

Retail - (2.7)%
Alimentation Couche-Tard, Inc.	(16,553)	(816,235)
Dollar General Corp.	(5,252)	(461,809)
Ferguson Enterprises, Inc.	(3,979)	(637,555)
Restaurant Brands International, Inc.	(11,066)	(737,438)
Ross Stores, Inc.	(3,662)	(467,967)
		(3,121,004)

Software - (1.7)%
Fidelity National Information Services, Inc.	(8,921)	(666,220)
Intuit, Inc.	(1,164)	(714,685)
Microsoft Corp.	(1,662)	(623,898)
		(2,004,803)

Transportation - (2.6)%
Canadian National Railway Co.	(11,171)	(1,088,726)
Canadian Pacific Kansas City Ltd.	(10,180)	(714,738)
CSX Corp.	(19,307)	(568,205)
Norfolk Southern Corp.	(1,326)	(314,063)
United Parcel Service, Inc. - Class B	(2,936)	(322,930)
		(3,008,662)
TOTAL COMMON STOCKS (Proceeds $37,447,798)		(34,604,223)

REAL ESTATE INVESTMENT TRUSTS - COMMON - (0.5)%
Alexandria Real Estate Equities, Inc.	(7,150)	(661,446)
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Proceeds $698,189)		(661,446)

TOTAL SECURITIES SOLD SHORT - (30.2)% (Proceeds $38,145,987)		$(35,265,669)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
PLC - Public Limited Company

Blueprint Chesapeake Multi Asset Trend ETF
Consolidated Schedule of Futures Contracts
March 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Canadian Overnight Repo Rate Average	101	12/16/2025	$17,141,228	$71,118
3 Month Canadian Overnight Repo Rate Average	101	06/16/2026	17,154,386	78,014
3 Month Euribor	52	12/15/2025	13,766,730	23,517
3 Month Euribor	16	12/14/2026	4,229,868	8,586
3 Month New Zealand Treasury Bill	124	09/10/2025	69,672,166	4,703
3 Month Swiss Average Overnight Rate	73	12/16/2025	20,608,731	13,050
3 Month Swiss Average Overnight Rate	72	06/16/2026	20,329,472	25,162
Arabica Coffee	4	05/19/2025	569,625	(26,121)
Cboe Volatility Index	2	04/16/2025	41,687	(4,922)
Copper	6	05/28/2025	755,100	51,522
Corn	166	05/15/2025	1,013,624	(49,688)
Corn No. 2 Yellow	12	05/14/2025	274,350	(33,512)
Crude Palm Oil	26	06/13/2025	647,290	5,905
Euro STOXX 50 Dividend Index	76	12/18/2026	1,294,648	4,506
Euro STOXX 50 Dividend Index	33	12/17/2027	542,544	932
Euro STOXX Select Dividend 30 Index	92	06/20/2025	1,827,081	(48,538)
European Rapeseed	9	04/30/2025	251,188	(334)
Feeder Cattle	11	05/22/2025	1,564,750	6,419
Gold	5	06/26/2025	1,575,150	29,827
ICE European Climate Exchange Emissions	6	12/15/2025	440,594	(79,894)
International Arabica Coffee	22	09/22/2025	1,021,680	(10,817)
International Live Cattle	111	05/30/2025	2,050,011	63,902
Italian 2 Year Government Bonds	64	06/06/2025	7,431,121	(4,615)
Lean Hogs	5	06/13/2025	190,550	(2,476)
Live Cattle	20	06/30/2025	1,629,200	18,918
London Cocoa	27	07/16/2025	2,151,664	(57,245)
London Metals - Aluminum(a)	10	06/16/2025	632,578	(38,683)
London Metals - Lead(a)	1	06/16/2025	50,248	(123)
London Metals - Tin(a)	3	06/16/2025	552,750	23,374
London Metals - Zinc(a)	11	06/16/2025	784,855	6,710
Lumber	31	05/15/2025	569,470	(10,150)
Natural Gas	5	04/28/2025	205,950	8,247
Natural Gas	10	04/29/2025	326,830	(4,103)
Palladium	3	06/26/2025	300,210	20,896
Robusta Coffee	19	05/23/2025	1,001,110	(43,386)
SGX Technically Specified Rubber 20	84	05/30/2025	816,900	(17,583)
SGX TSI Iron Ore	39	05/30/2025	393,861	(5,304)
Silver	5	05/28/2025	865,275	53,377
U.S. Cocoa	23	05/14/2025	1,817,460	(776,412)
UK Emissions Trading Registry Allowance	3	12/15/2025	174,484	(5,083)
UK Natural Gas	10	04/29/2025	391,171	(5,728)
Yellow Maize	45	07/24/2025	978,936	(41,872)
				$(747,904)
				–

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
30 Day Federal Funds Rate	(31)	07/31/2025	$12,386,137	$(10,332)
3-Month Secured Overnight Financing Rate	(57)	03/17/2026	13,733,437	(5,993)
Australian Government 10 Year Bonds	(26)	06/16/2025	1,825,470	(3,432)
Australian Government 3 Year Bonds	(102)	06/16/2025	6,770,175	(12,205)
Canadian Canola Oil	(42)	05/14/2025	357,478	33,235
Cotton No. 2	(21)	05/07/2025	701,715	16,903
Crude Soybean Oil	(5)	05/14/2025	134,670	8,554
French 10 Year Government Bonds	(23)	06/06/2025	3,048,199	51,361
German 10 Year Government Bonds	(21)	06/06/2025	2,922,420	53,442
German 2 Year Government Bonds	(56)	06/06/2025	6,469,868	(28,479)
German 30 Year Government Bonds	(8)	06/06/2025	1,030,602	54,933
German 5 Year Government Bonds	(36	06/06/2025	4,580,545	5,138
Hard Red Winter Wheat	(6)	05/14/2025	167,100	20,307
ICE 3 Month SONIA Rate	(56)	03/17/2026	17,359,501	(3,114)
ICE 3 Month SONIA Rate	(51)	03/16/2027	15,824,357	(17,421)
Italian 10 Year Government Bonds	(4)	06/06/2025	507,783	(5,641)
Japanese 10 Year Government Bonds	(7)	06/13/2025	6,478,534	(7,045)
London Metals - Aluminum(a)	(1)	06/16/2025	63,258	2,621
London Metals - Lead(a)	(16)	06/16/2025	803,972	(6,713)
London Metals - Nickel(a)	(7)	06/16/2025	667,349	27,079
Long Gilt	(12)	06/26/2025	1,420,193	21,987
Low Sulphur Gas Oil	(1)	05/12/2025	68,200	(1,204)
Milling Wheat No. 2	(69)	05/12/2025	820,807	2,806
Platinum	(13)	07/29/2025	667,875	(26,125)
Red Spring Wheat	(15)	05/14/2025	444,000	42,701
Rough Rice	(43)	05/14/2025	1,167,020	13,520
Soybean Meal	(28)	05/14/2025	819,560	30,540
Soybeans	(9)	05/14/2025	456,637	21,891
Sunflower Seeds	(36)	05/23/2025	854,691	(5,565)
U.S. Treasury 10 Year Notes	(27)	06/18/2025	3,002,906	(8,539)
U.S. Treasury 2 Year Notes	(35)	06/30/2025	7,251,016	(16,805)
U.S. Treasury 3 Year Notes	(8)	06/30/2025	1,689,250	(6,467)
U.S. Treasury 5 Year Notes	(21)	06/30/2025	2,271,281	(9,281)
U.S. Treasury Long Bonds	(11)	06/18/2025	1,290,094	8,723
U.S. Treasury Ultra 10 Year Notes	(18)	06/18/2025	2,054,250	(350)
U.S. Treasury Ultra Bonds	(7)	06/18/2025	855,750	14,847
Wheat	(17)	05/14/2025	456,450	(7,738)
Wheat	(23)	07/24/2025	393,361	(8,422)
				$239,717
Net Unrealized Appreciation (Depreciation)				$(508,187)

(a)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date.

Blueprint Chesapeake Multi Asset Trend ETF
Consolidated Schedule of Forward Currency Contracts
March 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
StoneX Financial, Inc.	06/18/2025	AUD	4,640,000	NZD	5,114,950	$(9,248)
StoneX Financial, Inc.	06/18/2025	CAD	1,828,185	AUD	2,023,000	13,813
StoneX Financial, Inc.	06/18/2025	CAD	748,000	JPY	76,782,200	3,721
StoneX Financial, Inc.	06/18/2025	CAD	2,947,390	NZD	3,590,000	18,784
StoneX Financial, Inc.	06/18/2025	CHF	1,161,273	AUD	2,107,000	11,184
StoneX Financial, Inc.	06/18/2025	CHF	1,366,372	CAD	2,244,000	(6,288)
StoneX Financial, Inc.	06/18/2025	CHF	1,199,000	JPY	201,845,655	6,202
StoneX Financial, Inc.	06/18/2025	CNH	12,078,160	AUD	2,656,000	15,205
StoneX Financial, Inc.	06/18/2025	CNH	24,303,000	CAD	4,840,428	(13,448)
StoneX Financial, Inc.	06/18/2025	CNH	9,486,542	CHF	1,151,000	(552)
StoneX Financial, Inc.	06/18/2025	CNH	15,453,106	GBP	1,660,000	(4,096)
StoneX Financial, Inc.	06/18/2025	CNH	18,168,000	SGD	3,352,889	9,174
StoneX Financial, Inc.	06/18/2025	CZK	79,014,936	EUR	3,146,000	7,784
StoneX Financial, Inc.	06/18/2025	EUR	2,146,000	AUD	3,713,224	13,209
StoneX Financial, Inc.	06/18/2025	EUR	1,901,000	CAD	2,976,396	(13,448)
StoneX Financial, Inc.	06/18/2025	EUR	2,050,000	CHF	1,959,557	(11,419)
StoneX Financial, Inc.	06/18/2025	EUR	386,262	CNH	3,041,000	(1,682)
StoneX Financial, Inc.	06/18/2025	EUR	326,000	JPY	52,349,080	539
StoneX Financial, Inc.	06/18/2025	GBP	1,280,000	AUD	2,623,232	16,308
StoneX Financial, Inc.	06/18/2025	GBP	1,328,000	CAD	2,461,448	(3,014)
StoneX Financial, Inc.	06/18/2025	GBP	1,626,000	CHF	1,840,795	(1,747)
StoneX Financial, Inc.	06/18/2025	GBP	1,127,000	CNH	10,523,137	(1,617)
StoneX Financial, Inc.	06/18/2025	GBP	1,487,405	EUR	1,764,000	5,622
StoneX Financial, Inc.	06/18/2025	GBP	614,000	JPY	116,905,600	3,696
StoneX Financial, Inc.	06/18/2025	GBP	561,000	NOK	7,766,372	(13,138)
StoneX Financial, Inc.	06/18/2025	GBP	692,000	USD	897,801	(4,669)
StoneX Financial, Inc.	06/18/2025	HUF	631,184,400	EUR	1,565,000	(13,605)
StoneX Financial, Inc.	06/18/2025	ILS	6,558,000	USD	1,797,222	(34,220)
StoneX Financial, Inc.	06/18/2025	JPY	14,623,215	CNH	717,000	(555)
StoneX Financial, Inc.	06/18/2025	JPY	38,718,200	NZD	460,000	200
StoneX Financial, Inc.	06/18/2025	NOK	12,346,684	CHF	1,025,000	2,438
StoneX Financial, Inc.	06/18/2025	NOK	25,824,758	EUR	2,236,000	25,055
StoneX Financial, Inc.	06/18/2025	NOK	19,601,303	GBP	1,441,000	751
StoneX Financial, Inc.	06/18/2025	NOK	13,180,000	JPY	181,868,244	23,993
StoneX Financial, Inc.	06/18/2025	NOK	8,895,000	USD	851,123	(6,797)
StoneX Financial, Inc.	06/18/2025	PLN	6,861,000	EUR	1,629,981	(4,858)
StoneX Financial, Inc.	06/18/2025	PLN	3,812,000	USD	994,573	(14,587)
StoneX Financial, Inc.	06/18/2025	SEK	21,167,520	CHF	1,824,000	36,050
StoneX Financial, Inc.	06/18/2025	SEK	36,336,588	EUR	3,286,000	68,877
StoneX Financial, Inc.	06/18/2025	SEK	20,546,268	GBP	1,564,000	36,515
StoneX Financial, Inc.	06/18/2025	SEK	11,374,000	JPY	166,242,032	16,020
StoneX Financial, Inc.	06/18/2025	SEK	18,693,867	NOK	19,712,000	(1,275)
StoneX Financial, Inc.	06/18/2025	SEK	10,940,000	USD	1,090,406	3,844
StoneX Financial, Inc.	06/18/2025	THB	58,756,000	USD	1,752,311	(10,574)
StoneX Financial, Inc.	06/18/2025	USD	1,293,318	AUD	2,046,000	17,525
StoneX Financial, Inc.	06/18/2025	USD	1,487,639	BRL	8,857,000	(32,922)
StoneX Financial, Inc.	06/18/2025	USD	3,200,781	CAD	4,588,000	387
StoneX Financial, Inc.	06/18/2025	USD	1,943,079	CHF	1,700,000	3,377
StoneX Financial, Inc.	06/18/2025	USD	640,013	CLP	604,106,000	5,817
StoneX Financial, Inc.	06/18/2025	USD	2,620,375	CNH	18,888,000	6,668
StoneX Financial, Inc.	06/18/2025	USD	930,897	COP	3,886,020,000	13,789
StoneX Financial, Inc.	06/18/2025	USD	1,606,836	CZK	37,157,000	(2,126)
StoneX Financial, Inc.	06/18/2025	USD	1,696,180	DKK	11,621,000	4,826
StoneX Financial, Inc.	06/18/2025	USD	2,031,887	EUR	1,859,000	14,701
StoneX Financial, Inc.	06/18/2025	USD	1,788,464	GBP	1,381,000	6,072
StoneX Financial, Inc.	06/18/2025	USD	1,730,313	HUF	643,242,000	13,569
StoneX Financial, Inc.	06/18/2025	USD	2,436,467	IDR	40,095,000,000	24,264
StoneX Financial, Inc.	06/18/2025	USD	2,176,117	INR	190,390,000	(38,475)
StoneX Financial, Inc.	06/18/2025	USD	1,083,846	JPY	158,816,000	12,310
StoneX Financial, Inc.	06/18/2025	USD	1,575,537	KRW	2,282,060,000	19,023
StoneX Financial, Inc.	06/18/2025	USD	768,016	MXN	15,663,000	10,455
StoneX Financial, Inc.	06/18/2025	USD	847,848	NOK	9,066,000	(12,709)
StoneX Financial, Inc.	06/18/2025	USD	1,612,401	NZD	2,812,000	16,697
StoneX Financial, Inc.	06/18/2025	USD	1,886,042	PHP	108,096,000	517
StoneX Financial, Inc.	06/18/2025	USD	3,717,333	SGD	4,950,000	19,251
StoneX Financial, Inc.	06/18/2025	USD	2,704,757	TWD	88,637,000	17,463
StoneX Financial, Inc.	06/18/2025	ZAR	16,871,400	EUR	840,000	(35)
StoneX Financial, Inc.	06/18/2025	ZAR	11,918,000	USD	646,843	(2,998)
Net Unrealized Appreciation (Depreciation)						$285,593

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
COP - Colombian Peso
CZK - Czech Republic Koruna
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli New Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Blueprint Chesapeake Multi Asset Trend ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$45,216,878	$–	$–	$45,216,878
Exchange Traded Funds	20,673,203	–	–	20,673,203
U.S. Treasury Securities	–	3,000,154	–	3,000,154
Real Estate Investment Trusts - Common	2,599,659	–	–	2,599,659
Money Market Funds	6,970,989	–	–	6,970,989
U.S. Treasury Bills	–	22,895,275	–	22,895,275
Total Investments	$75,460,729	$25,895,429	$–	$101,356,158

Other Financial Instruments:
Futures Contracts*	$949,273	$–	$–	$949,273
Forwards*	–	545,695	–	545,695
Total Other Financial Instruments	$949,273	$545,695	$–	$1,494,968

Liabilities:
Investments:
Common Stocks	$(34,604,223)	$–	$–	$(34,604,223)
Real Estate Investment Trusts - Common	(661,446)	–	–	(661,446)
Total Investments	$(35,265,669)	$–	$–	$(35,265,669)

Other Financial Instruments:
Futures Contracts*	$(1,457,460)	$–	$–	$(1,457,460)
Forwards*	–	(260,102)	–	(260,102)
Total Other Financial Instruments	$(1,457,460)	$(260,102)	$–	$(1,717,562)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of March 31, 2025.

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.